Summary of significant accounting policies - Acquisition of subsidiares (Details) $ in Thousands, ₽ in Millions		3 Months Ended		12 Months Ended
	Feb. 03, 2021 USD ($) company	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 RUB (₽)
Acquisition of subsidiaries
Number of game development studios acquired | company	2
Goodwill		$ 48,714		$ 1,501
Goodwill recognised at the acquisition date				1,473
Translation reseve				28
Bargain purchase on acquisition				79
Net loss before tax from continuing operations		$ 24,163	$ (11,603)	(116,317)	$ 111	$ (35,519)
Revenue				434,094
Net loss from continuing operations				118,576
Nexters Online LLC and Nexters Studio LLC
Acquisition of subsidiaries
Total consideration	$ 1,247									₽ 93
Nexters Online LLC
Acquisition of subsidiaries
Percentage of voting interest acquired	100.00%									100.00%
Total consideration	$ 163
Goodwill recognised at the acquisition date	$ 191
Net loss before tax from continuing operations				2,219
Nexters Studio LLC
Acquisition of subsidiaries
Percentage of voting interest acquired	100.00%									100.00%
Total consideration	$ 1,084
Goodwill recognised at the acquisition date	$ 1,274
Net loss before tax from continuing operations				16,563
NHW Ltd
Acquisition of subsidiaries
Percentage of voting interest acquired								100.00%	100.00%
Total consideration								$ 24	€ 20,000
Goodwill recognised at the acquisition date								$ 8
Net loss before tax from continuing operations				13
Game Positive LLC
Acquisition of subsidiaries
Percentage of voting interest acquired							70.00%
Total consideration							$ 1
Goodwill recognised at the acquisition date							$ (79)
Bargain purchase on acquisition				79
Goodwill expected to be deductible for tax purpose				0
Net loss before tax from continuing operations				$ 134